LOAN FROM THIRD PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
A [Member] | 7/1/2016 [Member]
Loan	$ 25,000
Loan amount	28,000
8% Interest	500	$ 500	$ 2,000
8% Interest amount	31,000	30,500	30,000
B [Member] | 7/1/2016 [Member]
Loan	7,000
Loan amount	7,840
8% Interest	140	140	560
8% Interest amount	8,680	8,540	8,400
Total[Member]
Loan amount	35,840
8% Interest	640	640	2,560
8% Interest amount	$ 39,680	$ 39,040	$ 38,400